Consolidated Condensed Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	300,000,000
Common Stock, Shares, Issued (in shares)	212,369,435	211,844,435
Common Stock, Shares, Outstanding, Ending Balance (in shares)	212,369,435	211,844,435